INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 271,677	$ 283,815
Goodwill acquired (disposed)	0	(13,892)
Purchase price allocation adjustment	0	1,754
Balance, end of fiscal year	$ 271,677	$ 271,677